Net interest income (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Net interest income (CHF million)
Loans	1,253	1,222	1,371	2,475	2,717
Investment securities	23	31	22	54	49
Trading assets	4,159	2,677	5,085	6,836	8,039
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	870	707	656	1,577	1,208
Other	777	815	925	1,592	1,852
Interest and dividend income	7,082	5,452	8,059	12,534	13,865
Deposits	(427)	(404)	(398)	(831)	(766)
Short-term borrowings	(14)	(18)	(17)	(32)	(32)
Trading liabilities	(3,264)	(1,376)	(4,305)	(4,640)	(5,745)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(505)	(343)	(365)	(848)	(716)
Long-term debt	(1,422)	(1,470)	(1,696)	(2,892)	(3,313)
Other	(73)	(88)	(76)	(161)	(144)
Interest expense	(5,705)	(3,699)	(6,857)	(9,404)	(10,716)
Net interest income	1,377	1,753	1,202	3,130	3,149
QoQ Percent Change
Net interest income (CHF million)
Loans, % Change (as a percent)	3.00%
Investment securities, % change (as a percent)	(26.00%)
Trading assets, % change (as a percent)	55.00%
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, % change (as a percent)	23.00%
Other, % change (as a percent)	(5.00%)
Interest and dividend income, % Change (as a percent)	30.00%
Deposits, % change (as a percent)	6.00%
Short-term borrowings, % change (as a percent)	(22.00%)
Trading liabilities, % change (as a percent)	137.00%
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, % change (as a percent)	47.00%
Long-term debt, % change (as a percent)	(3.00%)
Other, % change (as a percent)	(17.00%)
Interest expense, % Change (as a percent)	54.00%
Net interest income, % Change (as a percent)	(21.00%)
YoY Percent Change
Net interest income (CHF million)
Loans, % Change (as a percent)	(9.00%)			(9.00%)
Investment securities, % change (as a percent)	5.00%			10.00%
Trading assets, % change (as a percent)	(18.00%)			(15.00%)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, % change (as a percent)	33.00%			31.00%
Other, % change (as a percent)	(16.00%)			(14.00%)
Interest and dividend income, % Change (as a percent)	(12.00%)			(10.00%)
Deposits, % change (as a percent)	7.00%			8.00%
Short-term borrowings, % change (as a percent)	(18.00%)			0.00%
Trading liabilities, % change (as a percent)	(24.00%)			(19.00%)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, % change (as a percent)	38.00%			18.00%
Long-term debt, % change (as a percent)	(16.00%)			(13.00%)
Other, % change (as a percent)	(4.00%)			12.00%
Interest expense, % Change (as a percent)	(17.00%)			(12.00%)
Net interest income, % Change (as a percent)	15.00%			(1.00%)